Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Technology Portfolio

May 31, 2021

TEC-QTLY-0721
1.802190.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Aerospace & Defense - 0.1%
Aerospace & Defense - 0.1%
Axon Enterprise, Inc. (a)	72,500	$10,192,775
Chemicals - 0.4%
Specialty Chemicals - 0.4%
Amyris, Inc. (a)(b)	3,454,291	49,154,561
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (a)	69,400	5,647,078
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(c)(d)	4,366,389	11,963,906
Flywire Corp. (a)	23,100	793,254
		12,757,160
Electrical Equipment - 3.2%
Electrical Components & Equipment - 3.2%
Array Technologies, Inc.	2,386,730	38,903,699
Plug Power, Inc. (a)(b)	662,200	20,329,540
Shoals Technologies Group, Inc. (b)	741,600	20,468,160
Sunrun, Inc. (a)(b)	6,369,744	284,854,952
		364,556,351
Heavy Electrical Equipment - 0.0%
NEL ASA (a)	824,900	1,804,068

TOTAL ELECTRICAL EQUIPMENT		366,360,419

Electronic Equipment & Components - 4.8%
Electronic Components - 0.1%
II-VI, Inc. (a)(b)	150,125	10,113,921
Electronic Manufacturing Services - 4.7%
Flex Ltd. (a)	12,748,702	232,918,786
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,720,000	42,971,363
Jabil, Inc.	4,652,460	262,631,367
		538,521,516

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		548,635,437

Entertainment - 0.2%
Movies & Entertainment - 0.2%
Marcus Corp. (a)(b)	1,027,600	21,692,636
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
JEOL Ltd.	266,600	12,840,297
Hotels, Restaurants & Leisure - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
MakeMyTrip Ltd. (a)	956,629	26,307,298
Household Durables - 0.2%
Consumer Electronics - 0.2%
GoPro, Inc. Class A (a)(b)	2,019,000	22,653,180
Independent Power and Renewable Electricity Producers - 0.1%
Renewable Electricity - 0.1%
FTC Solar, Inc. (a)	1,123,100	12,084,556
Interactive Media & Services - 4.0%
Interactive Media & Services - 4.0%
Alphabet, Inc. Class C (a)	56,300	135,770,828
Facebook, Inc. Class A (a)	397,700	130,735,921
JOYY, Inc. ADR	218,400	16,805,880
Snap, Inc. Class A (a)	1,106,900	68,760,628
Tongdao Liepin Group (a)	15,020,695	44,127,852
Twitter, Inc. (a)	147,000	8,526,000
Z Holdings Corp.	9,948,538	47,453,844
Zoominfo Technologies, Inc.	340,400	14,919,732
		467,100,685
Internet & Direct Marketing Retail - 0.9%
Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. (a)	413,400	11,056,595
Deliveroo Holdings PLC	8,208,200	26,356,274
Global-e Online Ltd. (a)	87,500	2,875,250
Kogan.Com Ltd.	513,052	4,030,265
Pinduoduo, Inc. ADR (a)	107,100	13,374,648
Porch Group, Inc. Class A (a)	2,336,718	40,004,612
		97,697,644
IT Services - 18.6%
Data Processing & Outsourced Services - 16.1%
Fidelity National Information Services, Inc.	282,227	42,046,178
Fiserv, Inc. (a)	174,685	20,123,712
Genpact Ltd.	1,419,400	64,923,356
Global Payments, Inc.	246,630	47,774,697
MasterCard, Inc. Class A	2,024,536	730,007,191
PayPal Holdings, Inc. (a)	1,250,700	325,207,014
Sabre Corp. (a)(b)	361,800	5,010,930
Square, Inc. (a)	419,200	93,280,384
Visa, Inc. Class A	2,351,400	534,473,220
		1,862,846,682
Internet Services & Infrastructure - 1.4%
GoDaddy, Inc. (a)	530,700	42,965,472
MongoDB, Inc. Class A (a)	82,100	23,968,274
Twilio, Inc. Class A (a)	130,000	43,680,000
Wix.com Ltd. (a)	196,300	51,010,518
		161,624,264
IT Consulting & Other Services - 1.1%
Capgemini SA	316,200	59,207,358
Cognizant Technology Solutions Corp. Class A	453,400	32,445,304
DXC Technology Co. (a)	285,600	10,829,952
Liveramp Holdings, Inc. (a)	454,400	22,829,056
Squarespace, Inc. Class A (a)	66,500	3,499,895
		128,811,565

TOTAL IT SERVICES		2,153,282,511

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(d)	1,015,442	0
Oil, Gas & Consumable Fuels - 1.6%
Oil & Gas Refining & Marketing - 1.6%
Reliance Industries Ltd.	6,255,278	180,913,383
Reliance Industries Ltd.	206,153	3,279,008
Reliance Industries Ltd. sponsored GDR (e)	79,100	4,560,115
		188,752,506
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (a)(d)	1,015,442	528,873
Road & Rail - 1.7%
Trucking - 1.7%
Lyft, Inc. (a)	598,838	34,187,661
Uber Technologies, Inc. (a)	3,231,996	164,282,357
		198,470,018
Semiconductors & Semiconductor Equipment - 15.5%
Semiconductor Equipment - 2.3%
Applied Materials, Inc.	941,400	130,035,582
Lam Research Corp.	210,700	136,923,395
		266,958,977
Semiconductors - 13.2%
Advanced Micro Devices, Inc. (a)	115,600	9,257,248
Cirrus Logic, Inc. (a)	123,995	9,680,290
eMemory Technology, Inc.	435,924	14,766,412
Marvell Technology, Inc.	3,417,754	165,077,518
Micron Technology, Inc. (a)	2,704,700	227,573,458
NVIDIA Corp.	765,850	497,634,013
NXP Semiconductors NV	1,286,905	272,077,455
ON Semiconductor Corp. (a)	4,294,900	171,967,796
Qualcomm, Inc.	599,300	80,629,822
Semtech Corp. (a)	269,200	16,959,600
SiTime Corp. (a)	210,700	20,718,131
Universal Display Corp.	39,400	8,504,884
Xilinx, Inc.	230,300	29,248,100
		1,524,094,727

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,791,053,704

Software - 33.2%
Application Software - 13.4%
Adobe, Inc. (a)	12,800	6,458,624
Anaplan, Inc. (a)	1,839,700	94,762,947
Autodesk, Inc. (a)	852,400	243,667,064
Ceridian HCM Holding, Inc. (a)	95,800	8,570,268
Cognyte Software Ltd. (a)(b)	3,188,478	82,071,424
Digital Turbine, Inc. (a)	757,100	50,097,307
Elastic NV (a)	244,000	28,843,240
Epic Games, Inc. (c)(d)	17,917	15,856,545
Everbridge, Inc. (a)	47,200	5,546,000
Five9, Inc. (a)	33,100	5,862,010
HubSpot, Inc. (a)	59,800	30,161,924
Intuit, Inc.	117,800	51,724,802
Kaonavi, Inc. (a)(b)	290,839	10,922,847
LivePerson, Inc. (a)	88,356	4,855,162
Nutanix, Inc. Class B (a)(e)	72,872	2,296,197
RingCentral, Inc. (a)	107,300	28,163,031
Salesforce.com, Inc. (a)	1,291,888	307,598,533
Splunk, Inc. (a)(b)	132,700	16,083,240
Stripe, Inc. Class B (a)(c)(d)	38,600	1,548,825
SVMK, Inc. (a)(f)	9,151,756	178,001,654
UiPath, Inc.	99,900	7,176,616
Verint Systems, Inc. (a)(b)	996,000	45,925,560
Workday, Inc. Class A (a)	609,260	139,349,947
Workiva, Inc. (a)	79,400	7,535,060
Yext, Inc. (a)(b)(f)	6,674,100	96,574,227
Zendesk, Inc. (a)	456,500	62,385,290
Zoom Video Communications, Inc. Class A (a)	62,100	20,588,013
		1,552,626,357
Systems Software - 19.8%
Cloudflare, Inc. (a)	278,300	22,837,298
Crowdstrike Holdings, Inc. (a)	8,900	1,977,135
FireEye, Inc. (a)	238,900	5,344,193
Microsoft Corp.	8,635,440	2,156,096,657
NortonLifeLock, Inc.	686,506	18,988,756
Palo Alto Networks, Inc. (a)	50,300	18,271,475
Rapid7, Inc. (a)	48,700	4,073,755
ServiceNow, Inc. (a)	96,600	45,776,808
VMware, Inc. Class A (a)(b)	90,800	14,336,412
		2,287,702,489

TOTAL SOFTWARE		3,840,328,846

Specialty Retail - 0.2%
Automotive Retail - 0.2%
Auto1 Group SE (e)	396,700	21,048,216
Technology Hardware, Storage & Peripherals - 14.1%
Technology Hardware, Storage & Peripherals - 14.1%
Apple, Inc.	12,861,488	1,602,670,020
Western Digital Corp. (a)	386,500	29,076,395
		1,631,746,415
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Paymentus Holdings, Inc. (a)	21,800	664,900
TOTAL COMMON STOCKS
(Cost $7,723,646,511)		11,478,999,715

Convertible Preferred Stocks - 0.6%
Aerospace & Defense - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Series B (c)(d)	98,000	4,413,489
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (c)(d)	605,440	13,271,808
Xsight Labs Ltd. Series D (c)(d)	281,500	2,250,874
		15,522,682
Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (c)(d)	72,591	5,318,743
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc.:
Series D (a)(c)(d)	250,861	10,655,120
Series E (c)(d)	14,400	611,628
		11,266,748
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (c)(d)	70,707	7,747,662
Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(c)(d)	203,844	2,625,511
Software - 0.2%
Application Software - 0.2%
Databricks, Inc. Series G (c)(d)	15,004	2,661,228
Stripe, Inc. Series H (c)(d)	17,100	686,138
Thoughtworks, Inc. Series A (c)(d)	25,916	14,550,331
		17,897,697
Transportation Infrastructure - 0.0%
Highways & Railtracks - 0.0%
Delhivery Pvt Ltd. Series H (c)(d)(g)	5,790	2,850,234
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $63,852,581)		67,642,766

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.03% (h)	28,531,409	28,537,115
Fidelity Securities Lending Cash Central Fund 0.03% (h)(i)	102,469,100	102,479,347
TOTAL MONEY MARKET FUNDS
(Cost $131,016,462)		131,016,462
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $7,918,515,554)		11,677,658,943
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(117,584,554)
NET ASSETS - 100%		$11,560,074,389

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,012,040 or 0.8% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,904,528 or 0.2% of net assets.

 (f) Affiliated company

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ABL Space Systems Series B	3/24/21	$4,413,489
Ant International Co. Ltd. Class C	5/16/18	$24,495,442
Astranis Space Technologies Corp. Series C	3/19/21	$13,271,808
Beta Technologies, Inc. Series A	4/9/21	$5,318,743
ByteDance Ltd. Series E1	11/18/20	$7,747,662
Convoy, Inc. Series D	10/30/19	$2,760,048
Databricks, Inc. Series G	2/1/21	$2,661,228
Delhivery Pvt Ltd. Series H	5/20/21	$2,826,237
Epic Games, Inc.	3/29/21	$15,856,545
Reddit, Inc. Series D	2/4/19	$5,440,247
Reddit, Inc. Series E	5/18/21	$611,628
Stripe, Inc. Class B	5/18/21	$1,548,955
Stripe, Inc. Series H	3/15/21	$686,138
Thoughtworks, Inc. Series A	1/13/21	$15,864,479
Xsight Labs Ltd. Series D	2/16/21	$2,250,874

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$438
Fidelity Securities Lending Cash Central Fund	89,737
Total	$90,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SVMK, Inc.	$169,018,078	$1,402,592	$--	$--	$--	$7,580,984	$178,001,654
Yext, Inc.	127,999,800	--	11,264,647	--	(5,487,450)	(14,673,476)	96,574,227
Total	$297,017,878	$1,402,592	$11,264,647	$--	$(5,487,450)	$(7,092,492)	$274,575,881

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.